UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY 10022

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds
Semi-Annual Report
October 31, 2019
Emerging Markets Fund
Asia Fund
Emerging Markets Great Consumer Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Funds you hold in the Mirae fund complex and with your financial intermediary.

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you may incur three types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at May 1, 2019 and held for the entire period from May 1, 2019 through October 31, 2019.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 5/1/19	Actual Ending Account Value 10/31/19	Hypothetical Ending Account Value 10/31/19	Actual Expenses Paid During Period 5/1/19 – 10/31/19(1)	Hypothetical Expenses Paid During Period 5/1/19 – 10/31/19(1)	Annualized Expense Ratio During Period 5/1/19 – 10/31/19
Emerging Markets Fund	Class A	$1,000.00	$1,011.20	$1,018.10	$7.08	$7.10	1.40%
	Class C	1,000.00	1,007.40	1,014.33	10.85	10.89	2.15%
	Class I	1,000.00	1,012.70	1,019.36	5.82	5.84	1.15%
Asia Fund	Class A	1,000.00	1,013.50	1,018.10	7.09	7.10	1.40%
	Class C	1,000.00	1,009.40	1,014.33	10.86	10.89	2.15%
	Class I	1,000.00	1,014.90	1,019.36	5.82	5.84	1.15%
Emerging Markets Great Consumer Fund	Class A	1,000.00	1,041.90	1,018.10	7.19	7.10	1.40%
	Class C	1,000.00	1,038.40	1,014.33	11.02	10.89	2.15%
	Class I	1,000.00	1,043.00	1,019.36	5.91	5.84	1.15%
(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (95.2%)
3SBio, Inc.* (Biotechnology)	608,500	$1,138,501
AIA Group Ltd. (Insurance)	159,800	1,599,958
AL Rajhi Bank (Banks)	57,169	920,753
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	17,787	3,142,430
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	189,181	503,604
Banco do Brasil SA (Banks)	129,635	1,552,103
Baozun, Inc. ADR* (Internet & Direct Marketing Retail)	20,944	911,483
BOC Aviation Ltd. (Trading Companies & Distributors)	64,000	601,986
CD Projekt SA (Entertainment)	10,700	706,273
China Mengniu Dairy Co. Ltd. (Food Products)	223,000	892,239
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	1,670,000	959,109
China Resources Gas Group Ltd. (Gas Utilities)	128,000	772,698
Clicks Group Ltd. (Food & Staples Retailing)	35,600	579,255
Companhia de Locacao das Americas (Road & Rail)	308,250	1,318,359
Credicorp Ltd. (Banks)	2,500	535,100
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	358,000	920,655
Dabur India Ltd. (Personal Products)	113,034	736,255
DLF, Ltd. (Real Estate Management & Development)	467,663	1,208,702
DP Eurasia NV* (Hotels, Restaurants & Leisure)	541,414	483,819
FirstRand Ltd. (Diversified Financial Services)	128,195	554,189
Gail India Ltd. (Gas Utilities)	625,672	1,211,712
Grupo Financiero Banorte Sab de CV (Banks)	129,700	709,275
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	295,050	767,464
Halyk Bank GDR (Banks)	36,700	489,945
HDFC Bank Ltd. (Banks)	61,556	1,067,881
Huya, Inc. ADR* (Entertainment)	35,116	780,980
ICICI Bank Ltd. (Banks)	252,265	1,647,058
IHH Healthcare Berhad (Health Care Providers & Services)	1,318,200	1,798,621
KAZ Minerals PLC (Metals & Mining)	167,777	1,019,951
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,224,474	1,054,908
Mr. Price Group Ltd. (Specialty Retail)	52,731	557,849
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	367,924	1,379,173
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	4,950	1,059,300
Odisha Cement Ltd. (Construction Materials)	71,656	818,190
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	343,600	1,233,596
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	118,000	1,366,682
Prosus NV* (Internet & Direct Marketing Retail)	21,701	1,496,345
PT Bank Central Asia TBK (Banks)	565,800	1,268,130
	Shares	Value
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	2,447,200	$716,790
Raia Drogasil SA (Food & Staples Retailing)	33,900	929,610
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	67,501	1,393,731
Rumo SA* (Road & Rail)	262,827	1,499,658
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	55,951	2,424,078
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	32,047	1,130,860
Sberbank of Russia ADR (Banks)	64,130	942,711
SBI Life Insurance Co. Ltd. (Insurance)	180,217	2,519,489
Security Bank Corp. (Banks)	327,220	1,284,886
Shinhan Financial Group Ltd. (Banks)	12,692	463,690
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	312,700	758,701
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,606	818,097
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	49,900	807,530
Suzano SA (Paper & Forest Products)	114,100	933,026
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	174,000	1,706,667
TAL Education Group ADR* (Diversified Consumer Services)	20,845	892,374
Tencent Holdings Ltd. (Interactive Media & Services)	66,700	2,730,857
Tencent Music Entertainment Group ADR* (Entertainment)	70,668	978,045
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	40,773	765,314
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	300,431	682,817
Universal Robina Corp. (Food Products)	340,810	1,014,435
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	803,880	821,134
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	223,700	670,513
X5 Retail Group NV GDR (Food & Staples Retailing)	15,410	515,619
Yandex NV* (Interactive Media & Services)	30,080	1,004,371
TOTAL COMMON STOCKS
(Cost $63,931,985)		68,169,534
Preferred Stock (1.8%)
Lojas Renner SA (Multiline Retail)	100,000	1,269,109
TOTAL PREFERRED STOCK
(Cost $1,296,544)		1,269,109
TOTAL INVESTMENTS
(Cost $65,228,529) – 97.0%		69,438,643
Other Net Assets (Liabilities) – 3.0%		2,133,662
NET ASSETS – 100.0%		$71,572,305
*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2019 (Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2019:
	Value	% of Net Assets
Banks	$11,702,666	16.4%
Biotechnology	1,138,501	1.6%
Construction Materials	818,190	1.1%
Diversified Consumer Services	892,374	1.2%
Diversified Financial Services	554,189	0.8%
Diversified Telecommunication Services	1,475,491	2.1%
Electronic Equipment, Instruments & Components	807,530	1.1%
Entertainment	2,465,298	3.5%
Food & Staples Retailing	2,694,997	3.7%
Food Products	1,906,674	2.6%
Gas Utilities	1,984,410	2.8%
Health Care Providers & Services	3,177,794	4.4%
Hotels, Restaurants & Leisure	2,042,331	2.9%
Insurance	5,486,129	7.6%
Interactive Media & Services	3,735,228	5.2%
Internet & Direct Marketing Retail	5,550,258	7.7%
Metals & Mining	1,019,951	1.4%
Multiline Retail	1,269,109	1.8%
Oil, Gas & Consumable Fuels	3,412,140	4.7%
Paper & Forest Products	933,026	1.3%
Personal Products	736,255	1.0%
Pharmaceuticals	1,603,472	2.3%
Real Estate Management & Development	1,208,702	1.7%
Road & Rail	2,818,017	3.9%
Semiconductors & Semiconductor Equipment	2,524,764	3.5%
Specialty Retail	557,849	0.8%
Technology Hardware, Storage & Peripherals	3,554,938	5.1%
Textiles, Apparel & Luxury Goods	1,998,910	2.9%
Trading Companies & Distributors	601,986	0.8%
Transportation Infrastructure	767,464	1.1%
Other Net Assets	2,133,662	3.0%
Total	$71,572,305	100.0%
The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2019:
	Value	% of Net Assets
Brazil	$7,501,865	10.5%
China	15,158,272	21.1%
Hong Kong	4,185,550	5.8%
India	13,802,413	19.3%
Indonesia	1,984,920	2.8%
Kazakstan	489,945	0.7%
Mexico	1,883,392	2.6%
Netherlands	1,980,164	2.8%
Peru	535,100	0.7%
Philippines	2,299,321	3.2%
Poland	706,273	1.0%
Russia	3,522,001	4.9%
Saudi Arabia	920,753	1.3%
Singapore	1,360,687	1.9%
South Africa	1,691,293	2.4%
South Korea	6,635,346	9.3%
Taiwan	1,706,667	2.4%
United Kingdom	1,019,951	1.4%
Vietnam	2,054,730	2.9%
Other Net Assets	2,133,662	3.0%
Total	$71,572,305	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (98.6%)
3SBio, Inc.* (Biotechnology)	270,000	$505,169
AIA Group Ltd. (Insurance)	82,600	827,012
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	10,507	1,856,271
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	27,757	581,118
Baozun, Inc. ADR* (Internet & Direct Marketing Retail)	8,303	361,347
BOC Aviation Ltd. (Trading Companies & Distributors)	26,000	244,557
China Mengniu Dairy Co. Ltd. (Food Products)	102,000	408,109
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	114,000	360,824
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	714,000	410,062
China Resources Gas Group Ltd. (Gas Utilities)	38,000	229,395
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	196,000	504,046
Dabur India Ltd. (Personal Products)	62,329	405,984
DBS Group Holdings Ltd. (Banks)	22,388	427,974
DLF, Ltd. (Real Estate Management & Development)	222,543	575,175
Gail India Ltd. (Gas Utilities)	299,669	580,356
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	189,600	493,175
HDFC Bank Ltd. (Banks)	34,784	603,437
Huya, Inc. ADR* (Entertainment)	16,642	370,118
ICICI Bank Ltd. (Banks)	130,103	849,453
IHH Healthcare Berhad (Health Care Providers & Services)	737,450	1,006,215
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	187,622	388,359
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	505,120	435,171
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	10,200	121,912
Odisha Cement Ltd. (Construction Materials)	36,989	422,352
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	121,800	437,287
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	60,500	700,714
PT Bank Central Asia TBK (Banks)	182,100	408,141
	Shares	Value
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	1,306,200	$382,589
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	33,284	687,234
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	17,622	621,837
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,264	1,051,238
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	1,915	374,506
SBI Life Insurance Co. Ltd. (Insurance)	88,642	1,239,242
Security Bank Corp. (Banks)	127,530	500,768
Shinhan Financial Group Ltd. (Banks)	9,470	345,977
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	197,500	479,193
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,969	491,239
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	27,500	445,032
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	92,000	902,376
TAL Education Group ADR* (Diversified Consumer Services)	14,347	614,195
Tencent Holdings Ltd. (Interactive Media & Services)	38,800	1,588,565
Tencent Music Entertainment Group ADR* (Entertainment)	27,991	387,396
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	21,484	403,257
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	163,573	371,767
Universal Robina Corp. (Food Products)	187,440	557,923
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	358,820	366,522
TOTAL COMMON STOCKS (Cost $24,192,037)		26,324,589
TOTAL INVESTMENTS (Cost $24,192,037) – 98.6%		26,324,589
Other Net Assets (Liabilities) – 1.4%		367,663
NET ASSETS – 100.0%		$26,692,252
*
Non-income producing security

ADR
American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2019 (Unaudited)

The Asia Fund invested in the following industries as of October 31, 2019:
	Value	% of Net Assets
Banks	$3,502,272	13.3%
Biotechnology	505,169	1.9%
Construction Materials	422,352	1.6%
Diversified Consumer Services	614,195	2.3%
Diversified Telecommunication Services	861,782	3.2%
Electronic Equipment, Instruments & Components	819,538	3.1%
Entertainment	757,514	2.8%
Food Products	966,032	3.6%
Gas Utilities	809,751	3.1%
Health Care Providers & Services	1,587,333	6.0%
Hotels, Restaurants & Leisure	435,171	1.6%
Insurance	2,766,968	10.2%
Interactive Media & Services	1,588,565	6.0%
Internet & Direct Marketing Retail	2,339,530	8.7%
Oil, Gas & Consumable Fuels	1,485,655	5.5%
Personal Products	405,984	1.5%
Pharmaceuticals	875,813	3.3%
Real Estate Management & Development	935,999	3.6%
Semiconductors & Semiconductor Equipment	1,393,615	5.2%
Technology Hardware, Storage & Peripherals	1,673,075	6.3%
Textiles, Apparel & Luxury Goods	840,544	3.1%
Trading Companies & Distributors	244,557	0.9%
Transportation Infrastructure	493,175	1.8%
Other Net Assets	367,663	1.4%
Total	$26,692,252	100.0%
The Asia Fund invested in securities with exposure to the following countries as of October 31, 2019:
	Value	% of Net Assets
China	$8,225,723	30.7%
Hong Kong	2,329,386	8.7%
India	7,171,138	26.9%
Indonesia	790,730	3.0%
Philippines	1,058,691	4.0%
Singapore	1,151,724	4.3%
South Korea	3,891,012	14.6%
Taiwan	902,376	3.4%
Vietnam	803,809	3.0%
Other Net Assets	367,663	1.4%
Total	$26,692,252	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (93.9%)
AIA Group Ltd. (Insurance)	1,363,000	$13,646,699
AL Rajhi Bank (Banks)	297,161	4,786,018
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	136,519	24,118,812
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	1,125,672	2,996,564
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	232,068	4,858,555
Asian Paints Ltd. (Chemicals)	488,756	12,470,923
Banco do Brasil SA (Banks)	753,975	9,027,243
Britannia Industries Ltd. (Food Products)	343,752	15,833,070
CD Projekt SA (Entertainment)	59,600	3,934,009
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,884,057	24,195,433
China Merchants Bank Co. Ltd. (Banks)	1,459,500	6,985,125
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	3,684,000	11,660,311
Clicks Group Ltd. (Food & Staples Retailing)	200,900	3,268,888
Companhia de Locacao das Americas (Road & Rail)	1,515,000	6,479,526
CP All Public Co. Ltd. (Food & Staples Retailing)	3,641,000	9,406,243
Credicorp Ltd. (Banks)	21,020	4,499,121
Crompton Greaves Consumer Electricals (Household Durables)	928,318	3,257,959
DP Eurasia NV* (Hotels, Restaurants & Leisure)	2,328,500	2,080,795
FirstRand Ltd. (Diversified Financial Services)	725,209	3,135,089
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	704,253	11,179,319
Godrej Consumer Products Ltd. (Personal Products)	516,483	5,391,592
Grupo Financiero Banorte Sab de CV (Banks)	806,800	4,412,053
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	2,360,000	11,445,491
Halyk Bank GDR (Banks)	219,200	2,926,320
HDFC Bank Ltd. (Banks)	916,028	15,891,370
Hindustan Unilever Ltd. (Household Products)	489,932	15,027,574
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	999,375	12,909,458
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	1,143,910	5,231,364
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Food Products)	1,261,668	7,980,246
KAZ Minerals PLC (Metals & Mining)	899,474	5,468,090
LG Household & Health Care Ltd. (Household Products)	4,071	4,412,904
Li-Ning Co., Ltd. (Textiles, Apparel & Luxury Goods)	4,764,000	16,203,461
Luckin Coffee, Inc. ADR* (Hotels, Restaurants & Leisure)	40,674	796,397
Mr. Price Group Ltd. (Specialty Retail)	314,047	3,322,346
	Shares or Principal Amount	Value
Nestle India Ltd. (Food Products)	65,891	$13,886,860
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	143,230	17,482,654
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	1,293,500	14,981,383
Prosus NV* (Internet & Direct Marketing Retail)	129,034	8,897,259
PT Bank Central Asia TBK (Banks)	5,622,500	12,601,741
PT Unilever Indonesia TBK (Household Products)	1,390,247	4,332,137
Raia Drogasil SA (Food & Staples Retailing)	218,100	5,980,767
Rumo SA* (Road & Rail)	1,616,011	9,220,761
Sberbank of Russia ADR (Banks)	397,906	5,849,218
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	1,007,122	10,915,236
Shenzhou International Group (Textiles, Apparel & Luxury Goods)	908,400	12,590,581
Suzano SA (Paper & Forest Products)	585,900	4,791,057
TAL Education Group ADR* (Diversified Consumer Services)	65,599	2,808,293
TCS Group Holdings PLC GDR (Banks)	371,449	7,064,960
Tencent Holdings Ltd. (Interactive Media & Services)	277,700	11,369,702
Vietnam Dairy Products JSC (Food Products)	1,431,416	8,020,174
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	1,209,300	3,624,725
X5 Retail Group NV GDR (Food & Staples Retailing)	101,780	3,405,559
Yandex NV* (Interactive Media & Services)	174,901	5,839,944
TOTAL COMMON STOCKS
(Cost $396,036,773)		452,901,379
Preferred Stock (1.7%)
Lojas Renner SA (Multiline Retail)	641,940	8,146,918
TOTAL PREFERRED STOCK
(Cost $6,245,081)		8,146,918
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 8.00%, 8/28/22	$11,930,100	171,289
TOTAL FOREIGN BOND
(Cost $166,146)		171,289
TOTAL INVESTMENTS
(Cost $402,448,000) – 95.6%		461,219,586
Other Net Assets (Liabilities) – 4.4%		21,307,264
NET ASSETS – 100.0%		$482,526,850
*
Non-income producing security

NM
Not meaningful, amount less than 0.05%

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2019 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2019:
	Value	% of Net Assets
Banks	$74,043,169	15.3%
Chemicals	12,470,923	2.6%
Diversified Consumer Services	20,290,947	4.2%
Diversified Financial Services	3,135,089	0.6%
Entertainment	3,934,009	0.8%
Food & Staples Retailing	25,686,182	5.3%
Food Products	57,070,958	11.9%
Health Care Providers & Services	4,858,555	1.0%
Hotels, Restaurants & Leisure	46,746,044	9.6%
Household Durables	3,257,959	0.7%
Household Products	23,772,615	4.9%
Insurance	28,628,082	5.9%
Interactive Media & Services	17,209,646	3.6%
Internet & Direct Marketing Retail	33,016,071	6.9%
Metals & Mining	5,468,090	1.1%
Multiline Retail	8,146,918	1.7%
Paper & Forest Products	4,791,057	1.0%
Personal Products	5,391,592	1.1%
Pharmaceuticals	12,909,458	2.7%
Real Estate Management & Development	11,660,311	2.4%
Road & Rail	15,700,287	3.3%
Specialty Retail	3,322,346	0.7%
Textiles, Apparel & Luxury Goods	28,794,042	6.0%
Transportation Infrastructure	10,915,236	2.3%
Other Net Assets	21,307,264	4.4%
Total	$482,526,850	100.0%
The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2019:
	Value	% of Net Assets
Brazil	$43,646,272	9.1%
China	185,961,591	38.6%
Cyprus	7,064,960	1.5%
Hong Kong	25,307,010	5.2%
India	86,789,192	18.0%
Indonesia	16,933,878	3.5%
Kazakstan	2,926,320	0.6%
Mexico	11,033,342	2.3%
Netherlands	10,978,054	2.3%
Peru	4,499,121	0.9%
Philippines	5,231,364	1.1%
Poland	3,934,009	0.8%
Russia	15,094,721	3.1%
Saudi Arabia	4,786,018	1.0%
South Africa	9,726,323	2.0%
South Korea	4,412,904	0.9%
Thailand	9,406,243	1.9%
United Kingdom	5,468,090	1.1%
Vietnam	8,020,174	1.7%
Other Net Assets	21,307,264	4.4%
Total	$482,526,850	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities (Unaudited)	October 31, 2019

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $65,228,529, $24,192,037 and $402,448,000)	$69,438,643	$26,324,589	$461,219,586
Foreign currency, at value (Cost $100,440, $36,096 and $1,161,693)	102,247	36,231	1,163,128
Cash	2,177,061	365,311	23,056,619
Dividends and interest receivable	46,954	9,282	219,377
Receivable for investments sold	151,139	1,596	302,696
Receivable for capital shares issued	145,042	3,643	2,036,114
Reclaims receivable	3,591	77,119	11,202
Prepaid expenses	32,570	23,796	92,984
Total Assets	72,097,247	26,841,567	488,101,706
Liabilities:
Payable for investments purchased	236,644	—	2,597,754
Payable for capital shares redeemed	68,475	23,152	180,162
Payable to Manager	32,743	6,239	325,310
Deferred foreign taxes	140,827	77,653	2,367,950
Accrued expenses:
Administration	5,945	5,945	5,985
Distribution	2,586	2,629	21,930
Fund accounting	1,655	6,360	3,788
Transfer agent	5,989	4,075	12,677
Custodian	6,236	5,425	9,354
Legal and audit fees	10,812	7,937	22,379
Trustee	7,381	5,099	15,747
Other	5,649	4,801	11,820
Total Liabilities	524,942	149,315	5,574,856
Net Assets	$71,572,305	$26,692,252	$482,526,850
Net Assets consist of:
Paid in Capital	$76,419,230	$30,477,629	$422,018,438
Total distributable earnings/(loss)	(4,846,925)	(3,785,377)	60,508,412
Net Assets	$71,572,305	$26,692,252	$482,526,850
Net Assets:
Class A	$2,807,171	$2,319,930	$34,567,463
Class C	2,408,973	2,596,818	17,286,665
Class I	66,356,161	21,775,504	430,672,722
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	238,469	220,181	2,207,906
Class C	220,311	269,326	1,182,803
Class I	5,534,267	2,004,077	26,923,029
Net Asset Value (redemption price per share):
Class A	$11.77	$10.54	$15.66
Class C(a)	$10.93	$9.64	$14.62(b)
Class I	$11.99	$10.87	$16.00
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$12.49	$11.18	$16.62
Amounts shown as “—” are either $0 or round to $0.
(a)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)
Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations (Unaudited)	For the period ended October 31, 2019

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$1,679,339	$356,583	$7,644,137
Interest income	1,698	298	14,486
Foreign tax withholding	(86,299)	(11,152)	(167,616)
Total Investment Income	1,594,738	345,729	7,491,007
Expenses:
Manager fees	377,937	133,998	2,083,155
Administration fees	35,288	35,288	35,328
Distribution fees – Class A	3,541	2,908	36,849
Distribution fees – Class C	12,114	13,888	89,845
Fund accounting fees	21,171	23,220	36,489
Transfer agent fees	38,958	12,507	193,604
Custodian fees	40,420	16,460	145,003
Trustee fees	14,545	4,692	72,675
Legal and audit fees	21,306	7,303	103,280
State registration and filing fees	27,637	23,130	40,970
Line of credit fees	3,233	5,567	—
Other fees	23,871	9,615	93,411
Total Expenses before fee reductions	620,021	288,576	2,930,609
Waivers and/or reimbursements from the Manager	(150,153)	(93,634)	(371,215)
Fees voluntarily reduced by the Administrator	(16,758)	(16,758)	(16,758)
Total Net Expenses	453,110	178,184	2,542,636
Net Investment Income (Loss)	1,141,628	167,545	4,948,371
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	1,639,828	941,996	18,830,457
Net realized gains (losses) on foreign currency transactions	(105,977)	(65,365)	(305,148)
Foreign taxes on realized gains (losses)	—	—	(301,722)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,956,436)	(933,785)	(1,493,313)
Net Change in foreign taxes on unrealized gains (losses)	(131,064)	(77,653)	(1,833,595)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(553,649)	(134,807)	14,896,679
Change in Net Assets Resulting From Operations	$587,979	$32,738	$19,845,050
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,141,628	$179,511	$167,545	$116,640
Net realized gains (losses) on investments	1,639,828	(11,288,390)	941,996	(3,271,053)
Net realized gains (losses) on foreign currency transactions	(105,977)	(185,149)	(65,365)	(139,931)
Foreign taxes on realized gains	—	(689)	—	(17,562)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(2,087,500)	4,217,457	(1,011,438)	(3,294,905)
Change in net assets resulting from operations	587,979	(7,077,260)	32,738	(6,606,811)
Distributions to Shareholders:
Class A	—	(119,879)	—	(648,820)
Class C	—	(95,745)	—	(544,194)
Class I	—	(2,788,205)	—	(4,720,045)
Change in net assets from distributions	—	(3,003,829)	—	(5,913,059)
Change in net assets from capital transactions	(10,818,497)	18,828,085	(9,932,541)	(14,292,168)
Change in net assets	(10,230,518)	8,746,996	(9,899,803)	(26,812,038)
Net Assets:
Beginning of period	81,802,823	73,055,827	36,592,055	63,404,093
End of period	$71,572,305	$81,802,823	$26,692,252	$36,592,055
Capital Transactions:
Class A
Proceeds from shares issued	$375,045	$5,460,635	$236,553	$611,196
Dividends reinvested	—	103,971	—	634,818
Cost of shares redeemed	(487,832)	(6,277,299)	(768,632)	(3,279,279)
Class C
Proceeds from shares issued	182,547	1,341,817	1,722	140,829
Dividends reinvested	—	95,745	—	508,076
Cost of shares redeemed	(258,318)	(980,763)	(564,918)	(1,376,553)
Class I
Proceeds from shares issued	7,152,105	75,706,610	719,485	10,474,158
Dividends reinvested	—	1,664,769	—	4,405,638
Cost of shares redeemed	(17,782,044)	(58,287,400)	(9,556,751)	(26,411,051)
Change in net assets resulting from capital transactions	$(10,818,497)	$18,828,085	$(9,932,541)	$(14,292,168)
Share Transactions:
Class A
Issued	33,433	432,751	23,211	53,788
Reinvested	—	10,284	—	71,569
Redeemed	(44,037)	(565,484)	(76,568)	(306,086)
Class C
Issued	17,621	130,352	181	13,131
Reinvested	—	10,132	—	62,188
Redeemed	(24,623)	(87,503)	(61,458)	(136,110)
Class I
Issued	622,405	6,562,145	68,841	951,149
Reinvested	—	162,100	—	482,545
Redeemed	(1,545,367)	(5,198,066)	(921,681)	(2,300,752)
Change in shares	(940,568)	1,456,711	(967,474)	(1,108,578)
Amounts shown as “—" are either $0 or round to $0.
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund
	Six Months Ended October 31, 2019 (unaudited)	Year Ended April 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$4,948,371	$(97,804)
Net realized gains (losses) on investments	18,830,457	(6,493,431)
Net realized gains (losses) on foreign currency transactions	(305,148)	(836,954)
Foreign taxes on realized gains	(301,722)	(88,431)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(3,326,908)	17,555,634
Change in net assets resulting from operations	19,845,050	10,039,014
Change in net assets from capital transactions	79,971,618	91,496,624
Change in net assets	99,816,668	101,535,638
Net Assets:
Beginning of period	382,710,182	281,174,544
End of period	$482,526,850	$382,710,182
Capital Transactions:
Class A
Proceeds from shares issued	$8,412,758	$14,568,692
Cost of shares redeemed	(2,803,181)	(31,427,088)
Class C
Proceeds from shares issued	1,195,402	6,098,819
Cost of shares redeemed	(3,102,952)	(5,627,929)
Class I
Proceeds from shares issued	115,151,488	201,019,136
Cost of shares redeemed	(38,881,897)	(93,135,006)
Change in net assets resulting from capital transactions	$79,971,618	$91,496,624
Share Transactions:
Class A
Issued	555,029	1,056,958
Redeemed	(188,411)	(2,248,329)
Class C
Issued	85,362	465,065
Redeemed	(220,206)	(443,901)
Class I
Issued	7,553,306	14,419,238
Redeemed	(2,570,290)	(6,853,247)
Change in shares	5,214,790	6,395,784
See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios of Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Net Assets, End of Period (000’s)	Portfolio Turnover(c)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2019 (unaudited)	$11.64	0.15	(0.02)	0.13	—	—	—	$11.77	1.12%	1.40%	2.70%	1.84%	$2,807	48%
Year Ended April 30, 2019	$13.16	0.02	(1.06)	(1.04)	—	(0.48)	(0.48)	$11.64	(7.31)%	1.43%(d)	0.18%	1.87%	$2,898	156%
Year Ended April 30, 2018	$10.80	(0.03)	2.39	2.36	—	—	—	$13.16	21.85%	1.50%	(0.22)%	2.08%	$4,889	72%
Year Ended April 30, 2017	$8.87	(0.03)	1.96	1.93	—	—	—	$10.80	21.76%	1.56%(e)	(0.31)%	6.81%	$408	111%
Year Ended April 30, 2016	$10.46	(0.05)	(1.54)	(1.59)	—	—	—	$8.87	(15.20)%	1.70%	(0.56)%	6.15%	$438	105%
Year Ended April 30, 2015	$9.52	0.06	0.88	0.94	—	—	—	$10.46	9.87%	1.73%(f)	0.56%	5.71%	$402	99%
Class C
Six Months Ended October 31, 2019 (unaudited)	$10.85	0.11	(0.03)	0.08	—	—	—	$10.93	0.74%	2.15%	2.00%	2.59%	$2,409	48%
Year Ended April 30, 2019	$12.40	(0.08)	(0.99)	(1.07)	—	(0.48)	(0.48)	$10.85	(8.01)%	2.18%(d)	(0.78)%	2.69%	$2,466	156%
Year Ended April 30, 2018	$10.26	(0.11)	2.25	2.14	—	—	—	$12.40	20.86%	2.25%	(0.93)%	2.92%	$2,162	72%
Year Ended April 30, 2017	$8.49	(0.09)	1.86	1.77	—	—	—	$10.26	20.85%	2.32%(e)	(1.06)%	6.48%	$385	111%
Year Ended April 30, 2016	$10.10	(0.11)	(1.50)	(1.61)	—	—	—	$8.49	(15.94)%	2.45%	(1.30)%	6.30%	$1,355	105%
Year Ended April 30, 2015	$9.26	(0.05)	0.89	0.84	—	—	—	$10.10	9.07%	2.47%(f)	(0.53)%	6.08%	$761	99%
Class I
Six Months Ended October 31, 2019 (unaudited)	$11.84	0.18	(0.03)	0.15	—	—	—	$11.99	1.27%	1.15%	3.05%	1.59%	$66,356	48%
Year Ended April 30, 2019	$13.39	0.03	(1.07)	(1.04)	(0.03)	(0.48)	(0.51)	$11.84	(7.14)%	1.18%(d)	0.27%	1.66%	$76,438	156%
Year Ended April 30, 2018	$10.96	—(f)	2.43	2.43	—	—	—	$13.39	22.17%	1.25%	0.03%	1.94%	$66,004	72%
Year Ended April 30, 2017	$8.98	0.09	1.96	1.98	—	—	—	$10.96	22.05%	1.32%(e)	0.18%	3.43%	$21,669	111%
Year Ended April 30, 2016	$10.57	(0.01)	(1.58)	(1.59)	—	—	—	$8.98	(15.04)%	1.45%	(0.14)%	3.59%	$4,709	105%
Year Ended April 30, 2015	$9.60	0.05	0.92	0.97	—	—	—	$10.57	10.10%	1.47%(f)	0.43%	2.85%	$9,800	99%
Asia Fund
Class A
Six Months Ended October 31, 2019 (unaudited)	$10.40	0.05	0.09	0.14	—	—	—	$10.54	1.35%	1.40%	1.05%	2.19%	$2,320	43%
Year Ended April 30, 2019	$13.69	0.01	(1.53)	(1.52)	—	(1.77)	(1.77)	$10.40	(8.84)%	1.43%(d)	0.11%	2.02%	$2,844	129%
Year Ended April 30, 2018	$10.93	(0.05)	2.81	2.76	—	—	—	$13.69	25.25%	1.50%	(0.39)%	2.14%	$6,221	177%(h)
Year Ended April 30, 2017	$9.35	(0.02)	1.60	1.58	—	—	—	$10.93	16.90%	1.56%(e)	(0.19)%	4.66%	$398	113%
Year Ended April 30, 2016	$11.90	(0.06)	(1.94)	(1.99)	—	(0.56)	(0.56)	$9.35	(16.86)%	1.70%	(0.58)%	5.55%	$499	95%
Year Ended April 30, 2015	$11.38	0.06	1.98	2.04	—	(1.52)	(1.52)	11.90	19.30%	1.70%	0.48%	5.42%	$553	100%
Class C
Six Months Ended October 31, 2019 (unaudited)	$9.55	0.01	0.08	0.09	—	—	—	$9.64	0.94%	2.15%	0.31%	2.94%	$2,597	43%
Year Ended April 30, 2019	$12.85	(0.07)	(1.46)	(1.53)	—	(1.77)	(1.77)	$9.55	(9.55)%	2.18%(d)	(0.67)%	2.76%	$3,157	129%
Year Ended April 30, 2018	$10.34	(0.15)	2.66	2.51	—	—	—	$12.85	24.27%	2.25%	(1.14)%	2.90%	$5,031	177%(h)
Year Ended April 30, 2017	$8.91	(0.09)	1.52	1.43	—	—	—	$10.34	16.05%	2.32%(e)	(0.97)%	6.12%	$387	113%
Year Ended April 30, 2016	$11.46	(0.12)	(1.87)	(1.99)	—	(0.56)	(0.56)	$8.91	(17.51)%	2.45%	(1.25)%	8.41%	$292	95%
Year Ended April 30, 2015	$11.08	(0.10)	2.00	1.90	—	(1.52)	(1.52)	$11.46	18.54%	2.45%	(0.83)%	7.39%	$476	100%
Class I
Six Months Ended October 31, 2019 (unaudited)	$10.71	0.07	0.09	0.16	—	—	—	$10.87	1.49%	1.15%	1.31%	1.93%	$21,776	43%
Year Ended April 30, 2019	$14.00	0.04	(1.56)	(1.52)	—	(1.77)	(1.77)	$10.71	(8.64)%	1.18%(d)	0.37%	1.75%	$30,591	129%
Year Ended April 30, 2018	$11.15	—(g)	2.85	2.85	—	—	—	$14.00	25.56%	1.25%	(0.03)%	2.02%	$52,152	177%(h)
Year Ended April 30, 2017	$9.52	—(g)	1.63	1.63	—	—	—	$11.15	17.12%	1.32%(e)	0.01%	2.27%	$12,922	113%
Year Ended April 30, 2016	$12.07	(0.04)	(1.96)	(1.99)	—	(0.56)	(0.56)	$9.52	(16.61)%	1.45%	(0.35)%	2.22%	$24,688	95%
Year Ended April 30, 2015	$11.50	(0.03)	2.12	2.09	—	(1.52)	(1.52)	$12.07	19.55%	1.45%	(0.22)%	2.82%	$29,119	100%
(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date. See Note 3 in the Notes to Financial Statements.

(e)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

(g)
Amount is less than $0.005.

(h)
Asia Fund acquired the net assets of another series of the Trust during the year ended April 30, 2018. This acquisition did not affect its portfolio turnover ratio.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratios of Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Net Assets, End of Period (000’s)	Portfolio Turnover(c)
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2019 (unaudited)	$15.03	0.16	0.47	0.63	—	—	—	$15.66	4.19%	1.40%	2.16%	1.59%	$34,567	26%
Year Ended April 30, 2019	$14.89	—(d)	0.14	0.14	—	—	—	$15.03	0.94%	1.43%(e)	—(d)	1.66%	$27,673	46%
Year Ended April 30, 2018	$11.82	(0.08)	3.15	3.07	—	—	—	$14.89	25.97%	1.50%	(0.53)%	1.78%	$45,145	52%
Year Ended April 30, 2017	$10.44	(0.06)	1.44	1.38	—	—	—	$11.82	13.22%	1.56%(f)	(0.51)%	2.05%	$15,047	55%
Year Ended April 30, 2016	$13.05	(0.07)	(2.54)	(2.61)	—	—	—	$10.44	(20.00)%	1.70%	(0.68)%	1.92%	$20,970	68%
Year Ended April 30, 2015	$11.76	(0.05)	1.40	1.35	—	(0.06)	(0.06)	$13.05	11.53%	1.77%(g)	(0.39)%	2.10%	$23,701	63%
Class C
Six Months Ended October 31, 2019 (unaudited)	$14.08	0.10	0.44	0.54	—	—	—	$14.62	3.84%	2.15%	1.37%	2.34%	$17,287	26%
Year Ended April 30, 2019	$14.05	(0.12)	0.15	0.03	—	—	—	$14.08	0.21%	2.18%(e)	(0.93)%	2.41%	$18,556	46%
Year Ended April 30, 2018	$11.24	(0.16)	2.97	2.81	—	—	—	$14.05	25.00%	2.25%	(1.20)%	2.53%	$18,221	52%
Year Ended April 30, 2017	$10.00	(0.13)	1.37	1.24	—	—	—	$11.24	12.40%	2.32%(f)	(1.24)%	2.80%	$13,616	55%
Year Ended April 30, 2016	$12.60	(0.15)	(2.45)	(2.60)	—	—	—	$10.00	(20.63)%	2.45%	(1.44)%	2.67%	$20,246	68%
Year Ended April 30, 2015	$11.44	(0.15)	1.37	1.22	—	(0.06)	(0.06)	$12.60	10.71%	2.49%(g)	(1.28)%	2.80	$23,875	63%
Class I
Six Months Ended October 31, 2019 (unaudited)	$15.34	0.19	0.47	0.66	—	—	—	$16.00	4.30%	1.15%	2.42%	1.33%	$430,673	26%
Year Ended April 30, 2019	$15.15	—(d)	0.19	0.19	—	—	—	$15.34	1.25%	1.18%(e)	0.03%	1.41%	$336,482	46%
Year Ended April 30, 2018	$12.00	(0.03)	3.18	3.15	—	—	—	$15.15	26.25%	1.25%	(0.23)%	1.53%	$217,808	52%
Year Ended April 30, 2017	$10.57	(0.03)	1.46	1.43	—	—	—	$12.00	13.53%	1.32%(f)	(0.25)%	1.73%	$116,917	55%
Year Ended April 30, 2016	$13.19	(0.05)	(2.57)	(2.62)	—	—	—	$10.57	(19.86)%	1.45%	(0.45)%	1.59%	$137,602	68%
Year Ended April 30, 2015	$11.85	(0.04)	1.44	1.40	—	(0.06)	(0.06)	$13.19	11.86%	1.48%(g)	(0.33)%	1.69%	$170,275	63%
(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
Amount is less than $0.005.

(e)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date. See Note 3 in the Notes to Financial Statements.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

(g)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2019, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.” Two other funds, the Mirae Asset Emerging Markets Great Consumer VIT Fund and the Mirae Asset Emerging Markets VIT Fund, have not yet commenced operations.
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that are no longer subject to a deferred sales charge may be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Fixed-income securities are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” In the absence of available quotations, fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).
A summary of the valuations as of October 31, 2019, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stock	$68,169,534	$—	$—	$68,169,534
Preferred Stock	1,269,109	—	—	1,269,109
Total Investments	$69,438,643	$—	$—	$69,438,643
Asia Fund
Common Stock	$26,324,589	$—	$—	$26,324,589
Total Investments	$26,324,589	$—	$—	$26,324,589
Emerging Markets Great Consumer Fund
Common Stock	$452,901,379	$—	$—	$452,901,379
Preferred Stock	8,146,918	—	—	8,146,918
Foreign Bond	—	171,289	—	171,289
Total Investments	$461,048,297	$171,289	$—	$461,219,586
*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended October 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	0.99%
Asia Fund	0.95%
Emerging Markets Great Consumer Fund	0.99%
The Manager, with respect to each of the Funds, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund. The Funds do not compensate the Sub-Manager. The Manager compensates the Sub-Manager from its Manager fees under the terms of the sub-management agreement. Such fees are payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
Asia Fund	50% of the total monthly investment management fee
Emerging Markets Great Consumer Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
The Sub-Manager has agreed to waive a portion of the sub-management fees otherwise payable by the Manager, up to a maximum of $300,000 annually.
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2020 as follows:
	Class A	Class C	Class I
Emerging Markets Fund	1.40%	2.15%	1.15%
Asia Fund	1.40%	2.15%	1.15%
Emerging Markets Great Consumer Fund	1.40%	2.15%	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2019, the repayments that may potentially be made by the Funds are as follows:
	Expires 4/30/20	Expires 4/30/21	Expires 4/30/22	Expires 4/30/23	Total
Emerging Markets Fund	$192,681	$241,525	$323,715	$150,153	$908,074
Asia Fund	221,569	242,174	219,657	93,634	777,034
Emerging Markets Great Consumer Fund	677,501	564,223	628,729	371,215	2,241,668

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Citi voluntarily waived a portion of its fees during the period ended October 31, 2019 as indicated on each Fund’s Statement of Operations under the caption “Fees voluntarily reduced by the Administrator.” Each Fund’s ratio of net expenses to average net assets was unaffected by these voluntary waivers due to contractual expense limit described above.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Funds have an uncommitted $15,000,000 demand line of credit facility with Citibank, N.A., expiring August 1, 2020. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any.
The average loans for the days outstanding and average interest rate for each Fund during the period ended October 31, 2019 were as follows:
	Amount Outstanding at October 31, 2019	Average Borrowings*	Days Outstanding	Average Rate	Maximum Borrowings During the
Emerging Markets Fund	$—	$5,500,000	7	3.02%	$5,500,000
Asia Fund	—	478,800	125	2.52%	4,000,000
*
For the period ended October 31, 2019, based on the number of days borrowings were outstanding.

Interest charged under this facility during the period ended October 31, 2019 are identified as Line of credit fees on the accompanying Statements of Operations.
Funds Distributor, LLC (the “Distributor”) serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2019 as follows:
	Class A	Class C
Emerging Markets Fund	$144	$—
Emerging Markets Great Consumer Fund	8,998	—
For the period ended October 31, 2019, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$4,907
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,593
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	22,588
Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2019 were as follows:
	Purchases	Sales
Emerging Markets Fund	$34,687,310	$42,225,441
Asia Fund	11,443,222	20,817,654
Emerging Markets Great Consumer Fund	180,949,304	106,813,537
5. Investment Risks
Asset Allocation Risk
Each Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Credit Risk
The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Fixed Income Securities Risk
Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
6. Federal Income Tax Information
At April 30, 2019, the Funds had net capital loss carryforwards (“CLCFs”) for federal income tax purposes which are not subject to expiration and which are available to reduce the future capital gain distributions to shareholders:
CLCFs originating in the current tax year and not subject to expiration:
	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Fund	$7,724,685	$—	$7,724,685
Asia Fund	6,090,683	—	6,090,683
Emerging Markets Great Consumer Fund	16,857,433	—	16,857,433
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:
	Post-October Loss Deferred	Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$—	$20,344	$20,344
Emerging Markets Great Consumer Fund	—	804,809	804,089
The tax character of distributions paid to shareholders during the tax year ended April 30, 2019 were as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Fund	$2,006,359	$997,470	$3,003,829	$3,003,829
Asia Fund	806,479	5,106,580	5,913,059	5,913,059
As of April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$—	$—	$(7,745,027)	$2,310,123	$(5,434,904)
Asia Fund	57,516	57,516	(6,090,683)	2,215,050	(3,818,117)
Emerging Markets Great Consumer Fund	—	—	(17,661,522)	58,324,884	40,663,362
(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and PFICs.

At October 31, 2019, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$67,714,733	$7,470,313	$(5,746,403)	$1,723,910
Asia Fund	24,679,719	2,765,538	(1,120,668)	1,644,870
Emerging Markets Great Consumer Fund	403,786,201	68,093,996	(10,660,611)	57,433,385

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2019

7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2019, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:
Beneficial Ownership
Emerging Markets Fund	33%
Asia Fund	61%
Emerging Markets Great Consumer Fund	26%
8. Subsequent Events
Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure, except as follows: The Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund, commenced operations effective November 13, 2019.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

On June 18-19, 2019, as well as during a special telephonic meeting on June 6, 2019, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the renewal of the following: (1) the Investment Management Agreement between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) for the Emerging Markets Fund (“Emerging Markets Fund”), Asia Fund and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the Emerging Markets Fund, Asia Fund and EM Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the Funds;, and compliance and portfolio trading matters. At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Adviser then discussed with the Board its costs of services provided to the Funds. The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the Funds as well as the Adviser’s and Sub-Adviser’s income from the Funds and other products. The Adviser then discussed its profitability analysis with respect to the Funds and the impact of the Adviser’s reimbursement of expenses with respect to all of the Funds. The Adviser also discussed the recent agreement between the Adviser and Sub-Adviser whereby the Sub-Adviser has agreed to absorb 35% of the monthly fee waivers and/or expense reimbursements (up to $300,000 annually) of the fees being waived by the Adviser pursuant to the expense limitation agreement in place between the Funds and the Adviser.
Compensation
The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, net total expense ratios and net operational expense ratios to the net management fees, contractual advisory fees, net total expense ratios and net operational expense ratios of each Fund’s peer group median. The Board also received information about the Adviser’s compensation for products with similar strategies as the Emerging Markets Fund and Asia Fund.
Performance
The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and for the year-to-date, one-year, three-year, five-year and seven-year periods each ended March 29, 2019. The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year, three-year, and five-year periods each ended March 29, 2019. The Manager discussed factors behind the various Funds’ performance.
Economies of Scale
The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.
Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement, as amended, and Sub-Management Agreement were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
10/19

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mirae Asset Discovery Funds

By (Signature and Title)  /s/ Joon Hyuk Heo

Joon Hyuk Heo, President and Principal Executive Officer

Date December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joon Hyuk Heo

Joon Hyuk Heo, President and Principal Executive Officer

Date December 23, 2019

By (Signature and Title) /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date December 23, 2019